Foreign Exchange (Gain) Loss, Net - Schedule of Foreign Exchange Gain Loss Net (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	$ 260	$ (192)		$ 121	$ (331)
Realized Foreign Exchange (Gain) Loss	(68)	20		(31)	42
Total	192	(172)	[1]	90	(289)	[1]
U.S. Dollar Debt Issued From Canada
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	273	(150)		120	(280)
Other
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	$ (13)	$ (42)		$ 1	$ (51)

[1]	See Note 3 for revisions to prior period results.